CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jun. 12, 2021
Cash flows from operating activities:
Net (loss) income		$ (49,264)	$ (93,722)	$ 2,764,012	$ (46,806)			$ (849,205)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation					14,664			83
Depreciation and amortization		3,572	3,604	5,864	6,556			9,716
Amortization of intangible assets		50,902	39,824	34,378	95,922			96,359
Change in bad debt reserve		(174)	294	24	274			(42)
(Benefit from) provision for income taxes - non-cash		(5,886)	(23,140)	66,234	(12,782)			5,759
Non-cash interest expense		487	671	2,407	817			5,687
Impairment of goodwill and intangible assets				332,376				440,598
Fair value adjustment to warrants		(900)	(2,900)		(17,441)
Right-of-use asset		748	2,690	1,594	3,807
Impairment of note receivable from related parties								5,367
Unrealized loss on derivative instruments								4,062
Non-cash reorganization items, net				(3,353,326)
Changes in current assets and liabilities, net of effects from acquisitions:
Accounts receivable		88,622	(103,385)	116,478	(86,583)			23,678
Prepaid expenses and other current assets		1,828	(6,394)	66	(19,732)			(2,547)
Accounts payable		(4,866)	(31)	(7,909)	1,983			(6,581)
Accrued expenses, including long-term		(18,592)	21,327	145,816	31,081			250,798
Lease liability		(1,301)	(3,272)	(2,332)	(5,023)
Deferred revenue		(31,365)	172,614	(101,765)	61,487			(21,145)
Net cash (used in) provided by operating activities		33,811	8,180	3,917	28,224			(37,413)
Cash flows from investing activities:
Purchase of property and equipment		(641)	(2,326)	(3,105)	(6,286)			(10,353)
Internally developed software - capitalized costs		(2,350)	(2,126)	(3,819)	(3,712)			(7,047)
Acquisition of Global Knowledge, net of cash received					(156,926)
Acquisition of Skillsoft, net of cash received					(386,035)
Acquisition of Pluma, net of cash received					(18,646)
Net cash used in investing activities		(2,991)	(4,452)	(6,924)	(571,605)			(17,400)
Cash flows from financing activities:
Borrowings under revolving line of credit, net of repayments				19,500				55,400
Borrowings under DIP Facility				60,000
Proceeds from Exit Facility borrowing				50,000
Debt issuance costs associated with DIP and Exit Facilities				(19,524)
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded					(1,417)
Proceeds from equity investment (PIPE)					530,000
Proceeds from issuance of term loans, net of fees					464,290
Principal payments on capital lease obligation		(370)	(414)	(532)	(994)			(756)
Proceeds from accounts receivable facility, net of borrowings			(32,049)	(35,787)
Proceeds from accounts receivable facility, net of borrowings		16,577			40,352			9,798
Principal payments on Term loans					(1,200)
Repayments of First and Second Out loans		(1,300)			(605,591)			(6,641)
Net cash provided by (used in) financing activities		14,907	(32,463)	73,657	425,440			57,801
Effect of exchange rate changes on cash and cash equivalents		203	863	(2,139)	(1,619)			348
Net (decrease) increase in cash, cash equivalents and restricted cash		45,930	(27,872)	68,511	(119,560)			3,336
Cash, cash equivalents and restricted cash, beginning of period	$ 33,804	74,443	102,315	33,804	120,373	$ 74,443	$ 33,804	30,468
Cash, cash equivalents and restricted cash, end of period		120,373	74,443	102,315	168,923	168,923	74,443	33,804
Supplemental disclosure of cash flow information:
Cash and cash equivalents		117,299	71,479	92,009	154,672	154,672	71,479	18,799
Restricted cash		3,074	2,964	10,306	14,251	14,251	2,964	15,005
Cash, cash equivalents and restricted cash, end of period		120,373	74,443	102,315	168,923	$ 168,923	$ 74,443	33,804	$ 288,483
Supplemental disclosure of cash flow information and non-cash investing and financing activities:
Cash paid for interest		16,439	18,908		12,967			175,748
Cash paid for income taxes, net of refunds		1,161	2,336	913	1,568			(2,069)
Unpaid capital expenditures		$ 39	166	1,039	153			$ 170
Note issued to parent entity for paid in kind interest				160,000
Lease liabilities arising from right-of-use assets and tenant improvements recognized upon adoption of new accounting standard				$ 19,415
Share issued in connection with business combinations					306,375
PIPE subscription liability and warrants reclassified to equity					134,286
Debt issued in connection with business combinations					90,000
Modification of warrants and Class B common stock			$ 7,400
Warrants issued in connection with business combinations					$ 14,000
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor